Share-based Compensation - Schedule of Share Option Activity (Details) $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2025 shares	Dec. 31, 2025 £ / shares shares	Dec. 31, 2024 USD ($) £ / shares shares	Dec. 31, 2025 USD ($) shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of share options Issued	3,098,270
2024 LTIP [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, Beginning balance		23,636,916
Number of share options Issued			13,611,563
Number of share options Cancelled/Forfeited		(630,455)
Number of options, Ending balance		12,907,342	23,636,916
Number of share options Vested and exercisable				5,254,232
Number of share options Vested and expected to vest				12,907,342
Weighted average exercise price, Beginning balance | £ / shares		£ 0.0001
Weighted- Average Exercise Price Cancelled/Forfeited | £ / shares		0.0001
Weighted average exercise price, Ending balance | £ / shares		0.0001	£ 0.0001
Weighted- Average Exercise Price Vested and exercisable | £ / shares		0.0001
Weighted- Average Exercise Price Vested and expected to vest | £ / shares		£ 0.0001
Weighted- Average Remaining Contractual life Outstanding		3 years 7 months 6 days	6 years 1 month 6 days
Weighted- Average Remaining Contractual life Issued		5 years 2 months 12 days
Weighted- Average Remaining Contractual life Vested and exercisable		3 years 6 months
Weighted- Average Remaining Contractual life Vested and expected to vest		3 years 7 months 6 days
Aggregate Intrinsic Value Outstanding | $			£ 3.8	$ 2.6
Aggregate Intrinsic Value Vested and expected to vest | $				$ 2.6
2024 LTIP [Member] | Related Parties [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of share options Issued		2,500,000
Number of share options Exercised		(14,364,174)
Weighted- Average Exercise Price Issued | £ / shares		£ 0.0001
Weighted- Average Exercise Price Exercised | £ / shares		£ 0.0001
2024 LTIP [Member] | Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of share options Issued		3,098,270
Number of share options Exercised		(1,333,215)
Weighted- Average Exercise Price Issued | £ / shares		£ 0.0001
Weighted- Average Exercise Price Exercised | £ / shares		£ 0.0001